As filed with the Securities and Exchange Commission on October 28, 2011
Registration No. 333-61283
811-6584

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 29
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 176
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(formerly, The Manufacturers Life Insurance Company of New York)
(Exact name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(formerly, The Manufacturers Life Insurance Company of New York)
(Name of Depositor)
100 Summit Lake Drive, Second Floor
Valhalla, New York 10595
(Address of Depositor’s Principal Executive Offices)
(914) 773-0708
(Depositor’s Telephone Number Including Area Code)
Thomas J. Loftus, Esquire
John Hancock Life Insurance Company of New York
601 Congress Street
Boston MA 02210
(Name and Address of Agent for Service)
Copy to:
Title of Securities Being Registered: Variable Annuity Insurance Contracts
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on October 28, 2011, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On , pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
Supplement dated October 28, 2011 to PROSPECTUSES dated May 2, 2011
Changes to Variable Investment Options
This Supplement applies to VENTURE® VARIABLE ANNUITY Contracts issued prior to November 23, 2009 and all VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated May 2, 2011.

You should read this Supplement together with the current prospectus for the Contract you purchase(d) (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.
Purpose of this Supplement
This Supplement announces changes in the Contracts’ Variable Investment Options to reflect (1) the addition of JHVIT Bond Trust as a Variable Investment Option and (2) the merger of JHVIT American Bond Trust into JHVIT Bond Trust.
Addition of Bond Trust as Variable Investment Option
We revise the information in the list of Variable Investment Options on the first page of the Annuity Prospectus to include the Bond Trust.
We revise the disclosure in the Portfolio expense table in “III. Fee Tables” to include information on the Bond Trust as follows:

		Distribution		Acquired	Total Annual	Contractual
	Management	and Service	Other	Portfolio Fees	Operating	Expense	Net Operating
Portfolio/Series	Fee	(12b-1) Fees	Expenses	and Expenses[1]	Expenses	Reimbursement	Expenses
Bond Trust
Series II2	0.59%	0.25%	0.03%	0.00%	0.87%	0.00%	0.87%

1 “Acquired Portfolio Fees and Expenses” are based on the indirect net expenses associated with the Portfolio’s investment in underlying portfolios and are included in “Total Annual Operating Expenses.” The Total Annual Operating Expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses.
2 For Portfolios and Series that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.

We revise disclosure in the “Portfolio Investment Objectives and Strategies” section of “IV. General Information about Us, the Separate Accounts and the Portfolios” to include information on the Bond Trust as follows:
JOHN HANCOCK VARIABLE INSURANCE TRUST
We show the Portfolio’s manager (i.e., subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.
The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
(see “Appendix D: Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Bond Trust
Seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years; however, there is no limit on the Portfolio’s average maturity. The Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments.

Portfolio Merger
Effective after the close of business on October 28, 2011, American Bond Trust is merging into Bond Trust.
As a result, after October 28, 2011, the Variable Investment Option corresponding to Bond Trust replaces the Variable Investment Option corresponding to American Bond Trust, and you no longer will be able to allocate Contract Value or any Purchase Payments to American Bond Trust. Accordingly, all references in the Annuity Prospectus to “American Bond Trust” are replaced with “Bond Trust,” except for the disclosure in “Appendix U: Tables of Accumulation Unit Values,” which is historical in nature.
Until November 30, 2011, you may transfer amounts out of the Investment Option that invests in Bond Trust to any other Investment Option(s) available to you under the Contract, and any such transfer(s) will not count as a transfer for purposes of imposing any applicable restriction or limit on transfers (except with respect to restrictions to discourage frequent transfer activity as described in “Transfers Among Investment Options” in “V. Description of the Contract – Accumulation Period Provisions” in your Annuity Prospectus).
You should retain this Supplement for future reference.
Supplement dated October 28, 2011

10/11:	333-70728	033-79112
	333-70730	033-46217
	333-70850	333-83558
	333-71072	333-138846
	333-71074	333-61283

PART A
INFORMATION REQUIRED IN A PROSPECTUS
VERSION A:
(Venture Vision Variable Annuity)
(previously issued contracts)
(Incorporated by reference to this Registration Statement, File No. 333-61283, filed on May 2, 2011)

PART B
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION
(Incorporated by reference to this Registration Statement, File No. 333-61283, filed on May 2, 2011)

PART C OTHER INFORMATION
Guide to Name Changes and Successions:
NAME CHANGES

DATE OF CHANGE	OLD NAME	NEW NAME

October 1, 1997	FNAL Variable Account	The Manufacturers Life Insurance Company of New York Separate Account A
October 1, 1997	First North American Life Assurance Company	The Manufacturers Life Insurance Company of New York
November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.
September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc
January 1, 2005	The Manufacturers Life Insurance Company of New York Separate Account A	John Hancock Life Insurance Company of New York Separate Account A
January 1, 2005	The Manufacturers Life Insurance Company of New York	John Hancock Life Insurance Company of New York Separate Account A.
January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC
January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC
On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.
The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.
* * * * *
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A— Incorporated by reference to Exhibit 24(a)(1) to Post-Effective Amendment No. 28 to this Registration Statement, File No. 333-61283, filed on May 2, 2011.
(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company of New York — Incorporated by reference to Exhibit 24(a)(2) to Post-Effective Amendment No. 28 to this Registration Statement, File No. 333-61283, filed on May 2, 2011.

(b)	Exhibits
(1)	(a)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account — Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.
(b)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account — Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

(c)	Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E — Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.
(2)	Agreements for custody of securities and similar investments — NOT APPLICABLE.

(3)	(a) Underwriting and Distribution Agreement dated January 1, 2002, incorporated by reference to Exhibit

24(b)(3)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

(b)	General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(b) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

(c)	Amended and Restated Underwriting and Distribution Agreement dated December 1, 2009, incorporated by reference to Exhibit 24(b)(3)(c) to Post-Effective Amendment No. 4 to Registration Statement, File No. 333-146590, filed on February 1, 2010.
(4)	(a)	Specimen Single Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating — Previously filed as Exhibit (b)(4)(a) to the initial registration statement to Form N-4 filed August 12, 1998.
(b)	Specimen Endorsements to Contract: (i) ERISA Tax Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement; (v) Unisex Benefits and Payments Endorsement; (vi) Individual Retirement Annuity Endorsement — Previously filed as Exhibit (b)(4)(b) to the initial registration statement to Form N-4 filed August 12, 1998.

(c)	Specimen Flexible Purchase Payment Deferred Combination Fixed and Variable Annuity Contract, Non-Participating — Incorporated by reference to Exhibit (b)(4)(c) to post-effective amendment no. 16 to Form N-4, file no. 333-61283, filed February 12, 2007.
(i)	Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(b)(vi) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

(ii)	Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(b)(vii) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

(iii)	Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Exhibit 24. (b)4(b)(viii) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

(iv)	Form of Specimen Principal Returns Rider, incorporated by reference to Exhibit 24. (b)4(b)(ix) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

(v)	Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Exhibit 24. (b)4(b)(x) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.
(d)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08-NY), incorporated by reference to Exhibit 24. (b)4(b)(xi) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

(e)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08-NY), incorporated by reference to Exhibit 24. (b)4(b)(xii) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.
(5)	(a)	Specimen Application for Single Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating — Incorporated by reference to Exhibit (b)(5)(a) to post effective amendment no 2 to Form N-4, file number 333-61283, filed February 28, 2000.
(b)	Specimen Application for Flexible Purchase Payment Deferred Combination Fixed and Variable Annuity Contract — Incorporated by reference to Exhibit (b)(5)(b) to post-effective amendment no. 16 to Form N-4, file no. 333-61283, filed February 12, 2007.

(c)	Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture Vision (APPVIS0507-

NY), incorporated by reference to Exhibit 24.(b)(5)(c) to Post-Effective Amendment No. 21 to this Registration Statement, File No. 333-61283, filed on June 13, 2008.

(d)	Form of Flexible Payment Deferred Variable Annuity Application for Venture Vision (APPVIS0507-NY) (0908: 60224), incorporated by reference to Exhibit 24(b)(5)(d) to Post-Effective Amendment No. 22 to this Registration Statement, File No. 333- 61283, filed on August 29, 2008.
(6)	(a)(i)	Declaration of Intention and Charter of First North American Life Assurance Company — Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.
(a)(ii)	Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company — Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

(a)(iii)	Certificate of amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York — Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

(a)(iv)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(a)(iv) to Form N-4, file number 33-79112, filed May 1, 2007.

(a)(v)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006 - Incorporated by reference to Exhibit (b)(6)(a)(v) to Form N-4, file number 33-79112, filed May 1, 2007.

(a)(vi)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of December 17, 2009, incorporated by reference to Exhibit 24(b)(6)(a)(vi) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on May 3, 2010.

(b)(i)	By-Laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006, incorporated by reference to Exhibit 24(b)(6)(b)(i) to Post-Effective Amendment No. 1, to Registration Statement, File No. 333-138846, filed on May 1, 2007.

(ii)	John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on November 19, 2009, incorporated by reference to Exhibit 24(b)(6)(b)(ii) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on May 3, 2010.

(iii)	John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on December 14, 2010, incorporated by reference to Exhibit 24(b)(6)(b)(iii) to Post-Effective Amendment No. 1 to Registration Statement, File No. 333-169797, filed on February 22, 2011.
(7)	Contract of reinsurance in connection with the variable annuity contracts being offered.
(a)	Automatic Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

(b)(i)	Variable Annuity Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and ACE Tempest Life Reinsurance Ltd., effective June 30, 2000, incorporated by reference to Exhibit 24(b)(7)(b)(i) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

(b)(ii)	Variable Annuity GMIB Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and ACE Tempest Life Reinsurance Ltd., effective December 1, 2002, incorporated by reference to Exhibit 24(b)(7)(b)(ii) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]
(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:
(i)	Administrative Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) effective January 1, 2001, incorporated by reference to Exhibit (24(b)(8)(a)) to Post-Effective Amendment No. 5 to this Registration Statement, File No. 333-61283, filed on April 30, 2002.

(ii)	Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company — Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

(iii)(A)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

(B)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

(C)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

(D)	Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

(E)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

(F)	Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.
(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered — Previously filed as Exhibit (b)(9) to pre-effective amendment no. 1 to Form N-4, filed November 4, 1998.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm — Incorporated by reference to Exhibit 24(b)(10) to Post-Effective Amendment No. 28 to this Registration Statement, File No. 333-61283, filed on May 2, 2011.

(11)	All financial statements omitted from Item 23, Financial Statements — NOT APPLICABLE.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners — NOT APPLICABLE.
(13)		Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 — Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

(14)	(a)	Powers of Attorney for John D. DesPrez, III, Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Bradford J. Race, Jr., Rex Schlaybaugh, Jr., and John G. Vrysen — incorporated by reference to Exhibit 24(b)(14)(a) to Post-Effective Amendment No. 25 to this Registration Statement, File No. 333-61283, filed on May 3, 2010.

	(b)	Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(14)(b) to Post-Effective Amendment No. 26 to this Registration Statement, File No. 333-61283, filed August 2, 2010.

	(c)	Power of Attorney for Paul M. Connolly — Incorporated by reference to Exhibit 24(b)(14)(c) to Post-Effective Amendment No. 28 to this Registration Statement, File No. 333-61283, filed on May 2, 2011.

Item 25. Directors and Officers of the Depositor.
OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
EFFECTIVE AS OF SEPTEMBER 15, 2011

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
James R. Boyle***	Chairman
James D. Gallagher*	Director and President
Thomas Borshoff*	Director
Paul M. Connolly*	Director
Steven Finch***	Director and Executive Vice President
Ruth Ann Fleming*	Director
Scott S. Hartz***	Director, Executive Vice President and Chief Investment Officer — U.S. Investments
Rex Schlaybaugh, Jr.*	Director
John G. Vrysen*	Director and Senior Vice President
Jonathan Chiel*	Executive Vice President and General Counsel — John Hancock
Marc Costantini*	Executive Vice President
Peter Levitt**	Executive Vice President and Treasurer
Katherine MacMillan**	Executive Vice President
Stephen R. McArthur**	Executive Vice President
Hugh McHaffie*	Executive Vice President
Kevin J. Cloherty*	Senior Vice President
Peter Gordon***	Senior Vice President
Allan Hackney*	Senior Vice President and Chief Information Officer
David Longfritz*	Senior Vice President and Chief Marketing Officer
Gregory Mack*	Senior Vice President
Lynne Patterson*	Senior Vice President and Chief Financial Officer
Craig R. Raymond*	Senior Vice President, Chief Actuary and Chief Risk Officer
Diana L. Scott*	Senior Vice President
Alan R. Seghezzi***	Senior Vice President
Tony Teta***	Senior Vice President
Brooks Tingle***	Senior Vice President
Emanuel Alves*	Vice President, Counsel and Corporate Secretary
John C. S. Anderson***	Vice President
Roy V. Anderson*	Vice President
Arnold Bergman*	Vice President
Stephen J. Blewitt***	Vice President
Robert Boyda*	Vice President
John E. Brabazon***	Vice President

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
George H. Braun***	Vice President
Thomas Bruns*	Vice President
Tyler Carr*	Vice President
Robert T. Cassato*	Vice President
Brian Collins+	Vice President
Art Creel*	Vice President
George Cushnie**	Vice President
John J. Danello*	Vice President
Anthony J. Della Piana***	Vice President
Brent Dennis***	Vice President
Robert Donahue++	Vice President
Edward Eng**	Vice President
Carol Nicholson Fulp*	Vice President
Paul Gallagher+++	Vice President
Wayne A. Gates++	Vice President
Ann Gencarella***	Vice President
Richard Harris**	Vice President and Appointed Actuary
John Hatch*	Vice President
E. Kendall Hines***	Vice President
Eugene Xavier Hodge, Jr.***	Vice President
James C. Hoodlet***	Vice President
Roy Kapoor**	Vice President
Mitchell Karman***	Vice President, Chief Compliance Officer and Counsel
Frank Knox*	Vice President, Chief Compliance Officer — Retail Funds/Separate Accounts
David Kroach*	Vice President
Jonathan Kutrubes*	Vice President
Cynthia Lacasse***	Vice President
Denise Lang**	Vice President
Robert Leach*	Vice President
Robert F. Lussky, Jr.*	Vice President
Nathaniel I. Margolis***	Vice President
John Maynard+	Vice President
Steven McCormick**	Vice President
Janis K. McDonough***	Vice President
Scott A. McFetridge***	Vice President
William McPadden***	Vice President
Maureen Milet***	Vice President and Chief Compliance Officer — Investments
Peter J. Mongeau+	Vice President
Steven Moore**	Vice President
Curtis Morrison***	Vice President
Tom Mullen*	Vice President
Scott Navin***	Vice President
Betty Ng++++	Vice President
Nina Nicolosi*	Vice President
Jacques Ouimet+	Vice President
Gary M. Pelletier***	Vice President
Steven Pinover*	Vice President
Krishna Ramdial**	Vice President, Treasury
S. Mark Ray***	Vice President
Jill Rebman**	Vice President
Mark Rizza*	Vice President
Ian R. Roke*	Vice President
Andrew Ross**	Vice President
Thomas Samoluk*	Vice President
Yiji S. Starr*	Vice President
Tony Todisco++	Vice President
Gaurav Upadhya**	Vice President
Simonetta Vendittelli++	Vice President

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Peter de Vries*	Vice President
Karen Walsh*	Vice President
Linda A. Watters*	Vice President
Joseph P. Welch+	Vice President
Jeffery Whitehead*	Vice President and Controller
Henry Wong***	Vice President
Randy Zipse***	Vice President

*	Principal business office is 601 Congress Street, Boston, MA 02210

**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***	Principal business office is 197 Clarendon Street, Boston, MA 02117

****	Principal business office is 164 Corporate Drive Portsmouth, NH 03801

+	Principal business office is 200 Berkeley Street, Boston, MA 02116

++	Principal business office is 380 Stuart Street, Boston, MA 02116

+++	Principal business office is 200 Clarendon Street, Boston, MA 02116

++++	Principal business office is 250 Bloor Street, Toronto, Canada M4W 1E5
Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.
Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports certain benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.
On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2010 appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2010

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
NAL Resources Management Limited (Canada)
Manulife Bank of Canada (Canada)
Manulife Canada Ltd. (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Manulife Asset Management (North America) Limited (Canada)
MFC Global Fund Management (Europe) Limited(2) (England)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
94.7%
95.9999%
Manulife Asset Management (Thailand) Company Limited (Thailand)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
95%
PT Asuransi Jiwa Manulife Indonesia(1) (Indonesia)
PT Manulife Asset Manajemen Indonesia (Indonesia)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manufacturers P&C Limited (Barbados)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
MLI Resources Inc. (Alberta)
58.72%
Manulife Life Insurance Company (Japan)
MFC Global Investment Management (Japan) Limited(3) (Japan)
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management (Malaysia) Sdn Bhd (Malaysia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Holdings (Delaware) LLC (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
38%
57%
John Hancock Investment Management Services, LLC (Delaware)
5%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Declaration Management & Research LLC (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

(2) MFC Global Fund Management (Europe) Limited changed its name to Manulife Asset Management (Europe) Holdings Limited effective January 6, 2011.

(3) MFC Global Investment Management (Japan) Limited changed its name to Manulife Asset Management (Japan) Limited effective January 11, 2011.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.
As of September 30, 2011, there were 157 qualified and 389 non-qualified contracts of the series offered hereby outstanding.
Item 28. Indemnification.
Article 10 of the Charter of the Company provides as follows:
TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.
Article VII of the By-laws of the Company provides as follows:
     Section 1. General. The Corporation shall indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal or administrative (other than by or in the right of the Corporation except as provided in Section 2 of Article VII hereof) by reason of the fact that the person:
(a)	is or was a Director, officer or employee of the Corporation, or

(b)	is or was serving at the specific request of the Corporation as a Director, officer, employee or trustee of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including but not limited to solicitors’ and attorneys’ fees) judgments, fines and amounts in settlement, actually and reasonably incurred by the person in connection with such action, suit or proceeding (other than those specifically excluded below) if the person acted honestly, in good faith, with a view to the best interests of the Corporation or the enterprise the person is serving at the request of the Corporation, and within the scope of his or her authority and normal activities, and, in the case of any criminal or administrative action or proceeding, the person had reasonable grounds for believing that his or her conduct was lawful.
     The termination of any action, suit or proceeding by judgment, order, settlement or conviction shall not of itself create a presumption that the person did not act honestly and in good faith with a view to the best interests of the Corporation and, with respect to any criminal action or proceeding, that the person did not have reasonable grounds for believing that his or her conduct was lawful.
Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters.
(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker** and Karen Walsh*) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210

**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***	Principal business office is 197 Clarendon Street, Boston, MA 02116

(c)	None.
Item 30. Location of Accounts and Records.
All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.
Item 31. Management Services.
The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (“Manulife”). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.
Item 32. Undertakings.
(a)	Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

John Hancock Life Insurance Company of New York (the “Company”) hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.

The Company is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4.
(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 28th day of October, 2011.
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ James D. Gallagher James D. Gallagher
Director and President
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By:	/s/ James D. Gallagher James D. Gallagher
Director and President

SIGNATURES
     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on this 28th day of October, 2011.

Signature	Title

/s/ James D. Gallagher James D. Gallagher	Director and President (Principal Executive Officer)

/s/ Lynne Patterson Lynne Patterson	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Jeffery J. Whitehead Jeffery J. Whitehead	Vice President and Controller (Principal Accounting Officer)

*	Chairman
James R. Boyle

* Thomas Borshoff	Director

* Paul M. Connolly	Director

* Steven Finch	Director

* Ruth Ann Fleming	Director

* Scott S. Hartz	Director

* Rex Schlaybaugh, Jr.	Director

* John G. Vrysen	Director

*/s/ Thomas J. Loftus Thomas J. Loftus Pursuant to Power of Attorney	Senior Counsel — Annuities